18. Borrowings and financing (Details 1) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Current assets		R$ 73	R$ 43
Noncurrent assets		13	44	28
Borrowings and financing, current liabilities		3,488	1,981	1,200
Borrowings and financing, noncurrent liabilities		10,706	3,392	3,193
Borrowings and financing		14,108	5,286	R$ 4,365
Debentures Certificate Of Agribusiness Receivables And Promissory Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, current liabilities		2,287	1,068
Borrowings and financing, noncurrent liabilities		9,576	3,078
Borrowings and financing		R$ 11,863	4,146
Weighted average rate	[1]	129.34% of CDI (i)
Borrowings [Member] | Local Currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing		R$ 1,100	373
Borrowings [Member] | Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing		1,145	767
BNDES [Member] | Borrowings [Member] | Local Currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing		R$ 27	37
Weighted average rate		4.01% per year
Working Capital [Member] | Borrowings [Member] | Local Currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing		R$ 1,008	238
Weighted average rate	[1]	124.4% of CDI
Working Capital [Member] | Borrowings [Member] | Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing		R$ 846	843
Weighted average rate		3.14% per year
Working Capital [Member] | Borrowings [Member] | Local Currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing		R$ 99	112
Weighted average rate	[2]	TR (ii) + 9.80 % per year
Working Capital [Member] | Borrowings [Member] | Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing		R$ 323
Weighted average rate	[3]	IBR 3M (iii) + 2%
Swap Contracts [Member] | Borrowings [Member] | Local Currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing		R$ (12)	(11)
Weighted average rate		101.44%
Swap Contracts [Member] | Borrowings [Member] | Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing		R$ (15)	(76)
Weighted average rate	[1]	118.27% of CDI
Unamortized borrowing costs [Member] | Borrowings [Member] | Local Currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing		R$ (22)	R$ (3)
Unamortized borrowing costs [Member] | Borrowings [Member] | Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing		(1)
Credit Letter [Member] | Borrowings [Member] | Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing		12
Swap contracts | Borrowings [Member] | Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing		R$ (19)
Weighted average rate	[3]	IBR 3M (iii) + 2%
NDF Contracts - Derivatives [Member] | Borrowings [Member] | Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing		R$ (1)

[1]	CDI: Certificate of Interbank Deposit
[2]	TR: Referential rate
[3]	Reference Bank Index in Colombia for 3 months